UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHEZTEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2013


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATE FUND
AUGUST 31, 2013

                                                                      (Form N-Q)

48048-1013                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATE FUND
August 31, 2013 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (24.8%)

             COMMON STOCKS (18.4%)

             CONSUMER DISCRETIONARY (1.8%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.3%)
    44,000   TRW Automotive Holdings Corp.*                           $    3,039
                                                                      ----------
             CABLE & SATELLITE (0.2%)
    39,620   Comcast Corp. "A"                                             1,667
                                                                      ----------
             DEPARTMENT STORES (0.2%)
    31,000   Kohl's Corp.                                                  1,591
                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.1%)
    29,700   Lowe's Companies, Inc.                                        1,361
                                                                      ----------
             HOMEFURNISHING RETAIL (0.1%)
    14,510   Bed Bath & Beyond, Inc.*                                      1,070
                                                                      ----------
             HOTELS, RESORTS & CRUISE LINES (0.5%)
   131,500   Royal Caribbean Cruises Ltd.                                  4,825
                                                                      ----------
             MOVIES & ENTERTAINMENT (0.3%)
    41,500   Walt Disney Co.                                               2,524
                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    37,900   H&R Block, Inc.                                               1,058
                                                                      ----------
             Total Consumer Discretionary                                 17,135
                                                                      ----------
             CONSUMER STAPLES (1.5%)
             -----------------------
             DRUG RETAIL (0.5%)
    52,530   CVS Caremark Corp.                                            3,049
    27,500   Walgreen Co.                                                  1,322
                                                                      ----------
                                                                           4,371
                                                                      ----------
             FOOD DISTRIBUTORS (0.1%)
    45,000   Sysco Corp.                                                   1,441
                                                                      ----------
             HOUSEHOLD PRODUCTS (0.2%)
    21,000   Procter & Gamble Co.                                          1,636
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
    35,900   Wal-Mart Stores, Inc.                                         2,620
                                                                      ----------
             SOFT DRINKS (0.1%)
    12,900   PepsiCo, Inc.                                                 1,028
                                                                      ----------
             TOBACCO (0.3%)
    35,460   Philip Morris International, Inc.                             2,959
                                                                      ----------
             Total Consumer Staples                                       14,055
                                                                      ----------

================================================================================

1  | USAA Cornerstone Moderate Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ENERGY (1.8%)
             -------------
             INTEGRATED OIL & GAS (0.8%)
    13,330   Chevron Corp.                                            $    1,606
    63,770   Occidental Petroleum Corp.                                    5,625
                                                                      ----------
                                                                           7,231
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
    70,940   Halliburton Co.                                               3,405
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    27,000   ConocoPhillips                                                1,790
   109,000   Marathon Oil Corp.                                            3,753
                                                                      ----------
                                                                           5,543
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.1%)
    29,000   Valero Energy Corp.                                           1,030
                                                                      ----------
             Total Energy                                                 17,209
                                                                      ----------
             FINANCIALS (2.7%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    16,500   State Street Corp.                                            1,101
                                                                      ----------
             CONSUMER FINANCE (0.4%)
    55,000   Capital One Financial Corp.                                   3,550
                                                                      ----------
             DIVERSIFIED BANKS (0.3%)
    73,440   Wells Fargo & Co.                                             3,017
                                                                      ----------
             LIFE & HEALTH INSURANCE (0.1%)
    21,000   MetLife, Inc.                                                   970
                                                                      ----------
             MULTI-LINE INSURANCE (0.3%)
    48,000   American International Group, Inc.*                           2,230
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   100,233   Citigroup, Inc.                                               4,844
    22,300   JPMorgan Chase & Co.                                          1,127
                                                                      ----------
                                                                           5,971
                                                                      ----------
             REGIONAL BANKS (0.7%)
    55,900   BB&T Corp.                                                    1,899
    58,030   CIT Group, Inc.*                                              2,778
    30,500   PNC Financial Services Group, Inc.                            2,204
                                                                      ----------
                                                                           6,881
                                                                      ----------
             SPECIALIZED FINANCE (0.2%)
    10,850   IntercontinentalExchange, Inc.*                               1,950
                                                                      ----------
             Total Financials                                             25,670
                                                                      ----------
             HEALTH CARE (4.1%)
             ------------------
             BIOTECHNOLOGY (1.1%)
   176,000   Gilead Sciences, Inc.*                                       10,608
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
    86,100   Cardinal Health, Inc.                                         4,329
                                                                      ----------
             HEALTH CARE EQUIPMENT (0.1%)
    11,500   Varian Medical Systems, Inc.*                                   810
                                                                      ----------
             HEALTH CARE SERVICES (0.2%)
    25,120   Express Scripts Holdings Co.*                                 1,605
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    26,991   Thermo Fisher Scientific, Inc.                                2,398
                                                                      ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.1%)
    17,500   UnitedHealth Group, Inc.                                 $    1,255
                                                                      ----------
             PHARMACEUTICALS (1.9%)
   111,050   AbbVie, Inc.                                                  4,732
    24,500   Allergan, Inc.                                                2,165
    61,440   Johnson & Johnson                                             5,309
   188,100   Pfizer, Inc.                                                  5,306
                                                                      ----------
                                                                          17,512
                                                                      ----------
             Total Health Care                                            38,517
                                                                      ----------
             INDUSTRIALS (1.6%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
    28,200   Boeing Co.                                                    2,930
    50,000   Raytheon Co.                                                  3,770
   107,300   Spirit AeroSystems Holdings, Inc. "A"*                        2,423
    16,130   United Technologies Corp.                                     1,615
                                                                      ----------
                                                                          10,738
                                                                      ----------
             AIR FREIGHT & LOGISTICS (0.3%)
    31,830   United Parcel Service, Inc. "B"                               2,724
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
    45,490   General Electric Co.                                          1,053
                                                                      ----------
             Total Industrials                                            14,515
                                                                      ----------
             INFORMATION TECHNOLOGY (4.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
    50,600   Adobe Systems, Inc.*                                          2,315
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (0.8%)
   191,456   Cisco Systems, Inc.                                           4,463
    42,300   QUALCOMM, Inc.                                                2,803
                                                                      ----------
                                                                           7,266
                                                                      ----------
             COMPUTER HARDWARE (1.0%)
    10,940   Apple, Inc.                                                   5,329
   189,000   Hewlett-Packard Co.                                           4,222
                                                                      ----------
                                                                           9,551
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    18,000   Visa, Inc. "A"                                                3,140
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (0.7%)
     5,420   Google, Inc. "A"*                                             4,590
    61,000   Yahoo! Inc.*                                                  1,655
                                                                      ----------
                                                                           6,245
                                                                      ----------
             SEMICONDUCTORS (0.5%)
    30,000   Broadcom Corp. "A"                                              758
   122,890   Intel Corp.                                                   2,701
    29,200   Texas Instruments, Inc.                                       1,115
                                                                      ----------
                                                                           4,574
                                                                      ----------
             SYSTEMS SOFTWARE (0.8%)
   185,880   Microsoft Corp.                                               6,208
    51,030   Oracle Corp.                                                  1,626
                                                                      ----------
                                                                           7,834
                                                                      ----------
             Total Information Technology                                 40,925
                                                                      ----------

================================================================================

3  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL
AMOUNT                                                                    MARKET
$(000)/                                                                    VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MATERIALS (0.3%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    14,660   Monsanto Co.                                             $    1,435
                                                                      ----------
             PAPER PACKAGING (0.2%)
    38,000   Bemis Co., Inc.                                               1,512
                                                                      ----------
             Total Materials                                               2,947
                                                                      ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    61,400   CenturyLink, Inc.                                             2,034
                                                                      ----------
             Total Common Stocks (cost: $144,591)                        173,007
                                                                      ----------
             PREFERRED STOCKS (1.5%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
    34,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                         3,648
                                                                      ----------
             ENERGY (0.9%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     6,000   Chesapeake Energy Corp., 5.75%, perpetual(a)                  6,774
                                                                      ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     1,900   Kinder Morgan G.P. Inc., 4.16%,
               cumulative redeemable(a)                                    1,744
                                                                      ----------
             Total Energy                                                  8,518
                                                                      ----------
             FINANCIALS (0.2%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        30   International Lease Finance Corp., 0.36%, perpetual(b)        1,920
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $1,000   Syncora Holdings Ltd., 6.88%, perpetual(b)                       --
                                                                      ----------
             Total Financials                                              1,920
                                                                      ----------
             Total Preferred Stocks (cost: $13,601)                       14,086
                                                                      ----------
             EXCHANGE-TRADED FUNDS (4.9%)
   205,579   iShares Core S&P Mid-Cap ETF                                 24,287
   127,575   iShares Core S&P Small-Cap ETF                               12,024
   101,097   iShares Russell 2000 ETF                                     10,148
                                                                      ----------
             Total Exchange-Traded Funds (cost: $40,643)                  46,459
                                                                      ----------
             Total U.S. Equity Securities (cost: $198,835)               233,552
                                                                      ----------
             INTERNATIONAL EQUITY SECURITIES (22.3%)

             COMMON STOCKS (2.8%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.2%)
    19,000   Magna International, Inc.                                     1,467
                                                                      ----------
             CONSUMER STAPLES (0.2%)
             -----------------------
             BREWERS (0.1%)
     7,000   Anheuser-Busch InBev N.V. ADR                                   653
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.1%)
    27,610   Unilever N.V.                                            $    1,039
                                                                      ----------
             Total Consumer Staples                                        1,692
                                                                      ----------
             ENERGY (0.2%)
             -------------
             OIL & GAS DRILLING (0.2%)
    50,000   Transocean Ltd.                                               2,257
                                                                      ----------
             FINANCIALS (0.1%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
    26,000   HSBC Holdings plc ADR                                         1,363
                                                                      ----------
             INDUSTRIALS (1.0%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    75,400   Eaton Corp. plc                                               4,774
                                                                      ----------
             RAILROADS (0.5%)
    36,500   Canadian Pacific Railway Ltd.                                 4,308
                                                                      ----------
             Total Industrials                                             9,082
                                                                      ----------
             INFORMATION TECHNOLOGY (0.4%)
             -----------------------------
             SEMICONDUCTORS (0.4%)
   106,800   NXP Semiconductors N.V.*                                      3,970
                                                                      ----------
             MATERIALS (0.2%)
             ----------------
             DIVERSIFIED METALS & MINING (0.2%)
    42,500   Rio Tinto plc ADR                                             1,917
                                                                      ----------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    39,000   Rogers Communications, Inc. "B"                               1,544
    99,400   Vodafone Group plc ADR                                        3,216
                                                                      ----------
                                                                           4,760
                                                                      ----------
             Total Telecommunication Services                              4,760
                                                                      ----------
             Total Common Stocks (cost: $24,858)                          26,508
                                                                      ----------
             PREFERRED STOCKS (0.0%)

             FINANCIALS (0.0%)
             -----------------
             REINSURANCE (0.0%)
     1,500   American Overseas Group Ltd., 7.50%,
               non-cumulative, perpetual, acquired
               1/23/2007 - 3/09/2007; cost $1,533(b),(c)                     375
                                                                      ----------
             EXCHANGE-TRADED FUNDS (19.5%)
    42,713   EGShares Emerging Markets Consumer ETF                        1,049
   483,410   iShares Core MSCI Emerging Markets ETF                       21,952
 1,106,497   iShares MSCI EAFE ETF                                        65,471
   590,975   iShares MSCI Germany ETF                                     15,152
   999,227   iShares MSCI Hong Kong ETF                                   18,795
   142,670   iShares MSCI Indonesia ETF                                    3,284
   133,979   iShares MSCI Malaysia ETF                                     1,935

================================================================================

5  | USAA Cornerstone Moderate Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    45,694   iShares MSCI Philippines ETF                             $    1,424
   486,184   iShares MSCI Singapore ETF                                    6,029
   194,653   iShares MSCI Taiwan ETF                                       2,624
    49,806   iShares MSCI Turkey ETF                                       2,412
 1,501,111   iShares MSCI United Kingdom ETF                              27,996
    24,856   SPDR S&P Emerging Markets SmallCap ETF                        1,065
   196,049   Vanguard FTSE Emerging Markets ETF                            7,395
    55,946   WisdomTree Emerging Markets Equity Income Fund                2,707
    59,797   WisdomTree Emerging Markets SmallCap Dividend Fund            2,611
   103,035   WisdomTree India Earnings Fund                                1,430
                                                                      ----------
             Total Exchange-Traded Funds (cost: $183,762)                183,331
                                                                      ----------
             Total International Equity Securities (cost: $210,153)      210,214
                                                                      ----------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.5%)

             GOLD (1.5%)

             AFRICAN GOLD COMPANIES (0.1%)
    15,356   AngloGold Ashanti Ltd. ADR                                      205
    98,700   Gold Fields Ltd. ADR                                            508
   130,000   Harmony Gold Mining Co. Ltd. ADR                                471
     9,675   Sibanye Gold Ltd. ADR                                            40
                                                                      ----------
                                                                           1,224
                                                                      ----------
             AUSTRALIAN GOLD COMPANIES (0.1%)
    66,200   Newcrest Mining Ltd.                                            781
                                                                      ----------
             EUROPEAN GOLD COMPANIES (0.1%)
    12,600   Randgold Resources Ltd. ADR                                     983
                                                                      ----------
             NORTH AMERICAN GOLD COMPANIES (1.1%)
    10,500   Agnico-Eagle Mines Ltd.                                         315
    38,400   Alamos Gold, Inc.                                               627
    59,000   Allied Nevada Gold Corp.*                                       274
    46,200   AuRico Gold, Inc.                                               198
   215,000   B2Gold Corp.*                                                   572
    13,900   Barrick Gold Corp.                                              266
    79,000   Centerra Gold, Inc.                                             499
    95,000   Dundee Precious Metals, Inc.*                                   596
   103,900   Eldorado Gold Corp.                                             888
    33,800   Goldcorp, Inc.                                                  997
   164,000   IAMGOLD Corp.                                                   987
    80,400   Kinross Gold Corp.                                              442
    17,700   Newmont Mining Corp.                                            562
   188,700   Osisko Mining Corp.*                                            937
    16,900   Royal Gold, Inc.                                                981
   353,130   Semafo, Inc.                                                    741
    45,800   Yamana Gold, Inc.                                               521
                                                                      ----------
                                                                          10,403
                                                                      ----------
             SOUTH AMERICAN GOLD COMPANIES (0.1%)
    61,000   Compania de Minas Buenaventura S.A. ADR                         771
                                                                      ----------
             Total Gold (cost: $19,309)                                   14,162
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             SILVER (0.3%)
    69,100   Pan American Silver Corp.                                                 $      845
    24,300   Silver Wheaton Corp.                                                             640
    53,000   Tahoe Resources, Inc.*                                                           946
                                                                                       ----------
             Total Silver (cost: $2,509)                                                    2,431
                                                                                       ----------
             EXCHANGE-TRADED FUNDS (0.7%)
    52,025   SPDR Gold Trust*                                                               7,004
                                                                                       ----------
             Total Exchange-Traded Funds (cost: $8,417)                                     7,004
                                                                                       ----------
             Total Precious Metals and Commodity - Related Securities (cost: $30,235)      23,597
                                                                                       ----------
             GLOBAL REAL ESTATE EQUITY SECURITIES (0.4%)

             PREFERRED STOCKS (0.4%)

             REITs - OFFICE (0.4%)
             ---------------------
    67,000   CommonWealth REIT, 6.50%, perpetual                                            1,376
   130,027   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual           3,011
                                                                                       ----------
             Total REITs - Office                                                           4,387
                                                                                       ----------
             Total Preferred Stocks                                                         4,387
                                                                                       ----------
             Total Global Real Estate Equity Securities (cost: $4,885)                      4,387
                                                                                       ----------

PRINCIPAL
AMOUNT                                                  COUPON
(000)                                                     RATE         MATURITY
-------------------------------------------------------------------------------------------------
             BONDS (46.7%)

             CORPORATE OBLIGATIONS (20.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             CASINOS & GAMING (0.0%)
$      100   Seneca Nation of Indians Capital
               Improvements Auth. (a)                     6.75%      12/01/2013               100
                                                                                       ----------
             PUBLISHING (0.1%)
       800   McGraw-Hill Global Education
               Holdings, LLC (a)                          9.75        4/01/2021               848
                                                                                       ----------
             TEXTILES (0.0%)
       300   SIWF Merger Sub, Inc. (a)                    6.25        6/01/2021               297
                                                                                       ----------
             Total Consumer Discretionary                                                   1,245
                                                                                       ----------
             ENERGY (3.6%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
       900   Arch Coal, Inc. (a)                          9.88        6/15/2019               787
                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       800   Alta Mesa Holdings, LP                       9.63       10/15/2018               842
       900   Halcon Resources Corp.                       8.88        5/15/2021               907
       800   Halcon Resources Corp. (a)                   9.25        2/15/2022               802
       800   Midstates Petroleum Co., Inc. (a)            9.25        6/01/2021               764
       800   NFR Energy, LLC (d)                          8.75       12/31/2018               810
       800   Penn Virginia Corp.                          8.50        5/01/2020               804
       800   Quicksilver Resources, Inc. (d)              7.00        6/21/2019               768
       500   Rex Energy Corp. (a)                         8.88       12/01/2020               520

================================================================================

7  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                  COUPON                              VALUE
(000)        SECURITY                                     RATE         MATURITY             (000)
-------------------------------------------------------------------------------------------------
$      900   Samson Investment Co. (d)                    6.00%       9/25/2018        $      907
                                                                                       ----------
                                                                                            7,124
                                                                                       ----------
             OIL & GAS REFINING & MARKETING (0.1%)
       900   Northern Tier Energy, LLC (a)                7.13       11/15/2020               895
                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.7%)
     4,000   DCP Midstream, LLC (a)                       5.85        5/21/2043             3,730
     3,059   Enbridge Energy Partners, LP                 8.05       10/01/2037             3,427
     7,300   Energy Transfer Partners, LP (a)             3.28       11/01/2066             6,606
     4,000   Enterprise Products Operating, LLC           7.00        6/01/2067             4,264
       800   Martin Midstream Partners, LP (a)            7.25        2/15/2021               800
       156   NuStar Logistics, LP                         7.63        1/15/2043             4,026
     2,500   TEPPCO Partners, LP                          7.00        6/01/2067             2,665
                                                                                       ----------
                                                                                           25,518
                                                                                       ----------
             Total Energy                                                                  34,324
                                                                                       ----------
             FINANCIALS (12.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     8,000   State Street Capital Trust IV                1.27 (e)    6/15/2037             6,560
                                                                                       ----------
             CONSUMER FINANCE (0.4%)
     3,500   American Express Co.                         6.80        9/01/2066             3,751
                                                                                       ----------
             LIFE & HEALTH INSURANCE (2.5%)
       167   Delphi Financial Group, Inc.                 7.38        5/15/2037             4,185
     5,500   Lincoln National Corp.                       7.00        5/17/2066             5,610
     2,000   Lincoln National Corp.                       6.05        4/20/2067             1,990
     2,000   Principal Financial Global Fund, LLC         0.79 (e)    1/10/2031             1,756
     4,000   Prudential Financial, Inc.                   5.63        6/15/2043             3,760
     1,000   Prudential Financial, Inc.                   5.20        3/15/2044               905
     5,650   StanCorp Financial Group, Inc.               6.90        6/01/2067             5,664
                                                                                       ----------
                                                                                           23,870
                                                                                       ----------
             MULTI-LINE INSURANCE (2.0%)
     7,000   Genworth Holdings, Inc.                      6.15       11/15/2066             6,116
     8,300   Glen Meadow Pass-Through Trust (a)           6.51        2/12/2067             7,885
     5,000   Nationwide Mutual Insurance Co. (a)          5.81       12/15/2024             5,025
                                                                                       ----------
                                                                                           19,026
                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
     3,000   GE Capital Trust I                           6.38       11/15/2067             3,165
     1,000   ILFC E-Capital Trust I (a)                   4.96 (e)   12/21/2065               860
     2,000   ILFC E-Capital Trust II (a)                  6.25       12/21/2065             1,840
     2,100   JPMorgan Chase Capital XIII                  1.23 (e)    9/30/2034             1,754
     4,500   JPMorgan Chase Capital XXI                   1.22 (e)    2/02/2037             3,420
                                                                                       ----------
                                                                                           11,039
                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (3.3%)
     5,000   Allstate Corp.                               5.75        8/15/2053             4,934
     5,800   AmTrust Financial Services, Inc. (a)         6.13        8/15/2023             5,858
     3,000   BNSF Funding Trust I                         6.61       12/15/2055             3,424
     4,875   HSB Group, Inc.                              1.18 (e)    7/15/2027             3,900
     6,000   Ironshore Holdings, Inc. (a)                 8.50        5/15/2020             6,902
     2,300   Progressive Corp.                            6.70        6/15/2037             2,484
     1,000   RLI Corp.                                    5.95        1/15/2014             1,015
     2,500   Travelers Companies, Inc.                    6.25        3/15/2037             2,650
                                                                                       ----------
                                                                                           31,167
                                                                                       ----------
             REGIONAL BANKS (2.2%)
     1,000   Allfirst Preferred Capital Trust             1.77 (e)    7/15/2029               840
       170   Citizens Funding Trust I                     7.50        9/15/2066             4,335
     1,000   Cullen/Frost Bankers, Inc.                   0.79 (e)    2/15/2017               977
     1,000   Emigrant Bancorp, Inc. (a)                   6.25        6/15/2014               999
       700   First Hawaiian Capital I                     8.34        7/01/2027               714

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                  COUPON                              VALUE
(000)        SECURITY                                     RATE         MATURITY             (000)
-------------------------------------------------------------------------------------------------
$    2,850   First Maryland Capital Trust I               1.27% (e)   1/15/2027        $    2,422
     2,500   First Tennessee Bank, N.A.                   5.65        4/01/2016             2,693
     2,400   Fulton Capital Trust I                       6.29        2/01/2036             2,407
     2,000   Huntington Capital Trust II "B"              0.90 (e)    6/15/2028             1,650
       500   M&T Capital Trust I                          8.23        2/01/2027               509
     2,000   Manufacturers & Traders Trust Co.            5.63       12/01/2021             2,062
     1,000   Susquehanna Bancshares, Inc.                 2.09 (e)    5/01/2014               999
                                                                                       ----------
                                                                                           20,607
                                                                                       ----------
             REINSURANCE (0.2%)
     1,500   Alterra USA Holdings Ltd. (a)                7.20        4/14/2017             1,543
                                                                                       ----------
             REITs - RETAIL (0.1%)
     1,000   Brixmor, LLC                                 7.68       11/02/2026               989
                                                                                       ----------
             Total Financials                                                             118,552
                                                                                       ----------
             INDUSTRIALS (0.5%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
     3,000   Textron Financial Corp. (a)                  6.00        2/15/2067             2,678
                                                                                       ----------
             AIRLINES (0.2%)
       852   America West Airlines, Inc.
               Pass-Through Trust (INS)                   7.93        1/02/2019               912
       300   Continental Airlines, Inc. "B"
               Pass-Through Trust                         6.25        4/11/2020               308
       675   United Air Lines, Inc.
               Pass-Through Trust (a)                    12.00        7/15/2017               763
                                                                                       ----------
                                                                                            1,983
                                                                                       ----------
             Total Industrials                                                              4,661
                                                                                       ----------
             MATERIALS (0.1%)
             ----------------
             STEEL (0.1%)
       800   Atkore International, Inc. (a)               9.88        1/01/2018               870
                                                                                       ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
       126   Qwest Corp.                                  7.50        9/15/2051             3,221
                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       100   MetroPCS Wireless, Inc. (a)                  6.25        4/01/2021               100
                                                                                       ----------
             Total Telecommunication Services                                               3,321
                                                                                       ----------
             UTILITIES (2.8%)
             ----------------
             ELECTRIC UTILITIES (1.0%)
     1,800   NextEra Energy Capital Holdings, Inc.        6.35       10/01/2066             1,837
     1,750   NextEra Energy Capital Holdings, Inc.        6.65        6/15/2067             1,843
     2,150   NextEra Energy Capital Holdings, Inc.        7.30        9/01/2067             2,367
     2,112   PPL Capital Funding, Inc.                    6.70        3/30/2067             2,188
     1,850   Texas Competitive Electric
               Holdings Co., LLC (d)                      4.71       10/10/2017             1,255
                                                                                       ----------
                                                                                            9,490
                                                                                       ----------
             MULTI-UTILITIES (1.8%)
     2,500   Dominion Resources, Inc.                     7.50        6/30/2066             2,702
     2,900   Dominion Resources, Inc.                     2.58 (e)    9/30/2066             2,720
     2,042   Integrys Energy Group, Inc.                  6.11       12/01/2066             2,095
     5,825   Puget Sound Energy, Inc.                     6.97        6/01/2067             6,155
     3,000   Wisconsin Energy Corp.                       6.25        5/15/2067             3,115
                                                                                       ----------
                                                                                           16,787
                                                                                       ----------
             Total Utilities                                                               26,277
                                                                                       ----------
             Total Corporate Obligations (cost: $172,844)                                 189,250
                                                                                       ----------

================================================================================

9  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)        SECURITY                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (7.0%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.2%)
$    1,000   Fage USA Dairy Industry, Inc. (a)            9.88%       2/01/2020        $    1,085
     1,125   JBS S.A.                                    10.50        8/04/2016             1,226
                                                                                       ----------
             Total Packaged Foods & Meat                                                    2,311
                                                                                       ----------
             Total Consumer Staples                                                         2,311
                                                                                       ----------
             ENERGY (0.6%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     5,544   TransCanada Pipelines Ltd.                   6.35        5/15/2067             5,771
                                                                                       ----------
             FINANCIALS (4.9%)
             -----------------
             DIVERSIFIED BANKS (2.1%)
       350   Barclays Bank plc                            0.56 (e)            -(f)            201
     8,030   Barclays Bank plc                            0.65 (e)            -(f)          4,698
       500   Barclays Bank plc                            0.69 (e)            -(f)            288
       900   Barclays Bank plc (a)                        7.70                -(f)            965
       600   Compass Bank                                 6.40       10/01/2017               644
     2,000   HSBC Bank plc                                0.54 (e)            -(f)          1,210
     9,500   HSBC Bank plc                                0.63 (e)            -(f)          5,783
     1,000   LBI hf, acquired 10/12/2007;
               cost $1,000(a),(b),(c),(g)                 7.43                -(f)             --
     1,800   Lloyds TSB Bank plc                          0.49 (e)            -(f)          1,030
     4,300   Royal Bank of Scotland plc                   9.50        3/16/2022             4,881
                                                                                       ----------
                                                                                           19,700
                                                                                       ----------
             LIFE & HEALTH INSURANCE (0.5%)
     4,750   Great-West Life & Annuity Insurance
               Capital, LP (a)                            7.15        5/16/2046             4,904
                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.6%)
     9,600   Oil Insurance Ltd. (a)                       3.26 (e)            -(f)          8,795
     6,130   QBE Capital Funding III Ltd. (a)             7.25        5/24/2041             6,477
                                                                                       ----------
                                                                                           15,272
                                                                                       ----------
             REGIONAL BANKS (0.0%)
     2,000   Glitnir Banki hf, acquired 9/11/2006 -
               10/18/2006; cost $2,034(a),(b),(c),(g)     7.45                 -(f)            --
                                                                                       ----------
             REINSURANCE (0.7%)
     1,500   Platinum Underwriters Finance, Inc.          7.50        6/01/2017             1,659
     4,000   Swiss Re Capital I, LP (a)                   6.85                -(f)          4,200
                                                                                       ----------
                                                                                            5,859
                                                                                       ----------
             Total Financials                                                              45,735
                                                                                       ----------
             INDUSTRIALS (0.5%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.4%)
     4,050   Hutchison Whampoa International Ltd. (a)     6.00                -(f)          4,283
                                                                                       ----------
             MARINE (0.1%)
       800   Navios Maritime Holdings, Inc.               8.88       11/01/2017               837
                                                                                       ----------
             Total Industrials (cost: $4,898)                                               5,120
                                                                                       ----------
             MATERIALS (0.3%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
     1,000   Cemex Espana Luxembourg (a)                  9.88        4/30/2019             1,088
                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                  COUPON                              VALUE
(000)        SECURITY                                     RATE         MATURITY             (000)
-------------------------------------------------------------------------------------------------
             DIVERSIFIED METALS & MINING (0.1%)
$      800   Vedanta Resources plc (a)                    6.00%       1/31/2019        $      728
                                                                                       ----------
             GOLD (0.1%)
       800   St. Barbara Ltd. (a)                         8.88        4/15/2018               704
                                                                                       ----------
             Total Materials                                                                2,520
                                                                                       ----------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
     4,500   Electricite De France S.A. (a)               5.25                -(f)          4,226
                                                                                       ----------
             Total Eurodollar and Yankee Obligations
               (cost: $64,591)                                                             65,683
                                                                                       ----------
             ASSET-BACKED SECURITIES (0.2%)

             FINANCIALS (0.2%)
             -----------------
             ASSET-BACKED FINANCING (0.2%)
     2,000   SLM Student Loan Trust                       0.72 (e)    7/15/2036             1,640
       696   SLM Student Loan Trust                       0.82 (e)   10/25/2038               614
                                                                                       ----------
                                                                                            2,254
                                                                                       ----------
             Total Financials                                                               2,254
                                                                                       ----------
             Total Asset-Backed Securities
               (cost: $2,055)                                                               2,254
                                                                                       ----------
             COMMERCIAL MORTGAGE SECURITIES (10.5%)

             FINANCIALS (10.5%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED
               SECURITIES (10.5%)
     1,000   Banc of America Commercial Mortgage, Inc.    5.46       11/10/2042             1,028
     3,238   Banc of America Commercial Mortgage, Inc.    6.06        7/10/2044             3,348
     3,000   Banc of America Commercial Mortgage, Inc.    5.96        5/10/2045             3,162
     2,700   Banc of America Commercial Mortgage, Inc.    5.46        9/10/2045             2,849
     4,000   Banc of America Commercial Mortgage, Inc.    6.44        2/10/2051             4,080
     3,337   Banc of America Merrill Lynch Commercial
               Mortgage, Inc. (a)                         6.14        9/10/2047             3,511
     2,000   BCRR Trust (a)                               5.86        7/17/2040             2,244
       400   Bear Stearns Commercial Mortgage
               Securities, Inc.                           5.64       12/11/2040               360
     2,000   Bear Stearns Commercial Mortgage
               Securities, Inc.                           5.21        2/11/2041             2,025
       800   Bear Stearns Commercial Mortgage
               Securities, Inc. (a)                       5.66        9/11/2041               746
       900   Bear Stearns Commercial Mortgage
               Securities, Inc.                           5.60       10/12/2041               859
     3,200   Bear Stearns Commercial Mortgage
               Securities, Inc.                           4.99        9/11/2042             3,271
       900   Citigroup Commercial Mortgage Trust          5.95        3/15/2049               924
       800   Citigroup Commercial Mortgage Trust          5.48       10/15/2049               770
     4,000   Citigroup/Deutsche Bank Commercial
               Mortgage Trust                             5.39        7/15/2044             4,175
     3,000   Commercial Mortgage Loan Trust               6.21       12/10/2049             3,173
     1,000   Commercial Mortgage Loan Trust (a)           5.54       12/11/2049             1,081
     7,400   Credit Suisse Commercial Mortgage
               Pass-Through Trust                         0.38 (e)    2/15/2040             5,384
     1,000   Credit Suisse First Boston Mortgage
               Securities Corp. (a)                       5.02        1/15/2037             1,011
     4,000   GE Capital Commercial Mortgage Corp.         5.46        3/10/2044             4,004
     1,000   GE Capital Commercial Mortgage Corp.         5.49       11/10/2045               240
     1,900   GE Capital Commercial Mortgage Corp.         5.61       12/10/2049             1,864
     2,000   GMAC Commercial Mortgage Securities, Inc.    4.97       12/10/2041             1,873
       500   GMAC Commercial Mortgage Securities, Inc.    4.98       12/10/2041               343

================================================================================

11  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)        SECURITY                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
$    1,000   GMAC Commercial Mortgage Securities, Inc.    4.81%       5/10/2043        $      962
     2,850   GS Mortgage Securities Corp. II              5.82        4/10/2038             2,849
     1,000   GS Mortgage Securities Corp. II              5.94        8/10/2038               990
     1,000   GS Mortgage Securities Corp. II              4.78        7/10/2039             1,010
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          4.99        9/12/2037             1,053
     4,500   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          5.04       10/15/2042             4,585
     3,210   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          5.57        4/15/2043             3,308
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          5.52       12/15/2044             1,035
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          5.52       12/15/2044             1,011
       900   LB-UBS Commercial Mortgage Trust             5.28        2/15/2041               889
     2,000   Merrill Lynch Mortgage Trust                 5.46       11/12/2037             2,114
     3,837   Merrill Lynch Mortgage Trust                 5.14        7/12/2038             3,988
     1,000   Merrill Lynch Mortgage Trust                 5.36        7/12/2038               958
       400   Merrill Lynch Mortgage Trust                 5.39        7/12/2038               360
     4,000   Merrill Lynch Mortgage Trust                 5.87        5/12/2039             4,033
     2,500   Merrill Lynch Mortgage Trust                 5.01       10/12/2041             2,489
     1,000   ML-CFC Commercial Mortgage Trust             5.42        8/12/2048             1,046
     1,500   ML-CFC Commercial Mortgage Trust             6.09        8/12/2049             1,529
       460   ML-CFC Commercial Mortgage Trust             5.86        9/12/2049               503
     2,000   Morgan Stanley Capital I, Inc.               5.82        6/11/2042             2,103
       878   Morgan Stanley Capital I, Inc.               5.15        8/13/2042               903
       723   Morgan Stanley Capital I, Inc.               5.17        8/13/2042               731
       900   Morgan Stanley Capital I, Inc.               5.68        3/12/2044               905
     3,000   Morgan Stanley Capital I, Inc.               5.79        7/12/2044             3,221
     3,150   Wachovia Bank Commercial Mortgage Trust      5.92        5/15/2043             3,215
       500   Wachovia Bank Commercial Mortgage Trust (a)  4.99        5/15/2044               465
                                                                                       ----------
                                                                                           98,580
                                                                                       ----------
             Total Financials                                                              98,580
                                                                                       ----------
             Total Commercial Mortgage Securities
               (cost: $89,558)                                                             98,580
                                                                                       ----------
             U.S. TREASURY SECURITIES (8.9%)

             BONDS (4.9%)
     3,650   2.75%, 11/15/2042                                                              3,029
     7,300   2.75%, 8/15/2042                                                               6,067
     1,425   2.88%, 5/15/2043                                                               1,213
    30,300   3.00%, 5/15/2042                                                              26,624
    10,340   3.13%, 2/15/2043                                                               9,290
                                                                                       ----------
             Total Bonds                                                                   46,223
                                                                                       ----------
             NOTES (4.0%)
     1,350   1.63%, 11/15/2022                                                              1,233
     3,750   1.63%, 8/15/2022                                                               3,444
    34,750   1.75%, 5/15/2022                                                              32,456
       690   2.00%, 2/15/2023                                                                 649
                                                                                       ----------
             Total Notes                                                                   37,782
                                                                                       ----------
             Total U.S. Treasury Securities
               (cost: $93,994)                                                             84,005
                                                                                       ----------
             Total Bonds (cost: $423,042)                                                 439,772
                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)        SECURITY                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.1%)

             COMMERCIAL PAPER (0.6%)

             ENERGY (0.6%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
$    6,037   Talisman Energy, Inc.(a),(h)
               (cost: $6,037)                             0.42%       9/03/2013        $    6,037
                                                                                       ----------

NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.5%)
14,015,164   State Street Institutional Liquid Reserve
               Fund, 0.07%(i) (cost: $14,015)                                              14,015
                                                                                       ----------
             Total Money Market Instruments (cost: $20,052)                                20,052
                                                                                       ----------

             TOTAL INVESTMENTS (COST: $887,202)                                        $  931,574
                                                                                       ==========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.4%)
     6,420   Put - iShares MSCI EAFE ETF expiring October 19, 2013 at 59                      944
     4,725   Put - iShares MSCI Emerging Markets ETF expiring
               September 21, 2013 at 36                                                       153
       979   Put - S&P 500 Index expiring October 19, 2013 at 1600                          2,609
                                                                                       ----------

             TOTAL PURCHASED OPTIONS (COST: $2,602)                                    $    3,706
                                                                                       ==========
             WRITTEN OPTIONS (0.1%)
    (6,420)  Put - iShares MSCI EAFE ETF expiring October 19, 2013 at 56                     (417)
      (245)  Put - S&P 500 Index expiring October 19, 2013 at 1540                           (324)
                                                                                       ----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $516)                           $     (741)
                                                                                       ==========

================================================================================

13  | USAA Cornerstone Moderate Fund

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                         (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES          OTHER            SIGNIFICANT
                                          IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                           MARKETS         OBSERVABLE            INPUTS
                                        FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                      TOTAL
------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                        $      173,007      $        --         $        --       $   173,007
  Preferred Stocks                                 --           12,166               1,920            14,086
  Exchange-Traded Funds                        46,459               --                  --            46,459
International Equity Securities:
  Common Stocks                                26,508               --                  --            26,508
  Preferred Stocks                                 --               --                 375               375
  Exchange-Traded Funds                       183,331               --                  --           183,331
Precious Metals and Commodity-Related
  Securities:
  Gold                                         14,162               --                  --            14,162
  Silver                                        2,431               --                  --             2,431
  Exchange-Traded Funds                         7,004               --                  --             7,004
Global Real Estate Equity Securities:
  Preferred Stocks                              1,376            3,011                  --             4,387
Bonds:
  Corporate Obligations                            --          189,250                  --           189,250
  Eurodollar and Yankee Obligations                --           65,683                  --            65,683
  Asset-Backed Securities                          --            2,254                  --             2,254
  Commercial Mortgage Securities                   --           98,580                  --            98,580
  U.S. Treasury Securities                     84,005               --                  --            84,005
Money Market Instruments:
  Commercial Paper                                 --            6,037                  --             6,037
  Money Market Funds                           14,015               --                  --            14,015
Purchased Options                               3,706               --                  --             3,706
------------------------------------------------------------------------------------------------------------
Total                                  $      556,004      $   376,981         $     2,295       $   935,280
------------------------------------------------------------------------------------------------------------

                                         (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES          OTHER            SIGNIFICANT
                                         IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                          MARKETS          OBSERVABLE            INPUTS
                                       FOR IDENTICAL         INPUTS
LIABILITIES                             LIABILITIES                                                    TOTAL
------------------------------------------------------------------------------------------------------------
Written Options                        $        (741)      $        --         $        --       $      (741)
------------------------------------------------------------------------------------------------------------
Total                                  $        (741)      $        --         $        --       $      (741)
------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       PREFERRED
                                                                          STOCKS
--------------------------------------------------------------------------------
 Balance as of May 31, 2013                                               $2,295
 Purchases                                                                     -
 Sales                                                                         -
 Transfers into Level 3                                                        -
 Transfers out of Level 3                                                      -
 Net realized gain (loss) on investments                                       -
 Change in net unrealized appreciation/depreciation of investments             -
--------------------------------------------------------------------------------
 Balance as of August 31, 2013                                            $2,295
--------------------------------------------------------------------------------

For the period of June 1, 2013, through August 31, 2013, common stock with a fair value of $565,000 was transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, the securities had adjustments to its foreign market closing price to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

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15  | USAA Cornerstone Moderate Fund

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calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5, and commercial paper which is valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on

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17  | USAA Cornerstone Moderate Fund

================================================================================

futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2013, were $80,284,000 and $34,808,000, respectively, resulting in net unrealized appreciation of $45,476,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $942,797,000 at August 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.1% of net assets at August 31, 2013.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

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19  | USAA Cornerstone Moderate Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security was fair valued at August 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,295,000, which represented 0.2% of net assets of the Fund.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2013, was $375,000, which represented less than 0.1% of the Fund's net assets.
(d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2013.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Currently the issuer is in default with respect to interest and/or principal payments.

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                                         Notes to Portfolio of Investments |  20

================================================================================

(h) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(i) Rate represents the money market fund annualized seven-day yield at August 31, 2013.
*      Non-income-producing security.

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21  | USAA Cornerstone Moderate Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     10/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      10/28/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.